Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Nov. 02, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000793597
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 02, 2015
Effective Date	dei_DocumentEffectiveDate	Nov. 02, 2015
Prospectus Date	rr_ProspectusDate	Nov. 03, 2014